Property and Equipment, net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 7

Property and Equipment, net:

	December 31,
	2017	2016
Equipment, computer hardware and software	$320	$5,005
Furniture and fixtures	350	433
Leasehold improvements	112	438
	782	5,876
Accumulated depreciation and amortization	(777)	(4,888)
Total property and equipment, net	$5	$988
Less Assets held for sale (*)	—	(911)
Total property and equipment, net	$5	$77

(*) In January 2017, the consumer division property and equipment was sold to ICTV (see also Note 2 and 4).

During the years ended December 31, 2017 and 2016, depreciation expenses were $178 and $292, respectively.